Snow Capital Focused Value Fund (Prospectus Summary) | Snow Capital Focused Value Fund
Snow Capital Focused Value Fund
Investment Objective.
The investment objective of the Snow Capital Focused Value Fund (the "Focused Value Fund" or the "Fund") is long-term capital appreciation.
Fees and Expenses of the Fund.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Focused Value Fund. You may qualify for sales charge discounts on
Class A shares if you or your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and under "Shareholder Information
- Choosing a Share Class - Sales Charge on Class A Shares," on page 19 of the
Prospectus and under "Sales Charges; Sales Charge Reductions and Waivers - Sales
Charge on Class A Shares" on page 39 of the Statement of Additional Information
(the "SAI").
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Snow Capital Focused Value Fund	Class A Shares	Class C Shares	Institutional Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.25%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of shares redeemed within 12 months of purchase)	none	1.00%	none
Maximum Deferred Sales Charge (Load) (as a percentage of purchases of $1,000,000 or more that are redeemed within 12 months of purchase)	0.50%	none	none
Redemption Fee (as a percentage of amount redeemed on shares held 30 days or less)	0.50%	0.50%	0.50%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Snow Capital Focused Value Fund		Class A Shares	Class C Shares	Institutional Class Shares
Management Fees		1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses	[1]	9.00%	9.00%	9.00%
Total Annual Fund Operating Expenses		10.25%	11.00%	10.00%
Less: Fee Waiver/Expense Reimbursement		(8.50%)	(8.50%)	(8.50%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	[2]	1.75%	2.50%	1.50%
[1]	Because the Fund is new, these expenses are based on estimated amounts for the Fund's current fiscal year.
[2]	Pursuant to an operating expense limitation agreement between the Fund's investment adviser, Snow Capital Management L.P. (the "Adviser"), and the Fund, the Adviser has agreed to waive its management fees and/or reimburse expenses of the Fund to ensure that Total Annual Fund Operating Expenses (exclusive generally of interest and tax expenses, brokerage commissions, extraordinary and non-recurring expenses, acquired fund fees and expenses and dividends and interest on short positions) for the Fund does not exceed 1.75%, 2.50% and 1.50% of the Fund's average net assets, for Class A shares, Class C shares and Institutional Class shares, respectively, through at least June 28, 2015, and subject thereafter to annual re-approval of the agreement by the Trust's Board of Trustees (the "Board of Trustees"). The operating expense limitation agreement may be terminated only by, or with the consent of, the Board of Trustees. The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date such fees and expenses were waived or paid, subject to the operating expense limitation agreement.

Example.
This Example is intended to help you compare the cost of investing in the Focused
Value Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The operating expense limitation agreement discussed in the table above is reflected only through June 28, 2015.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Snow Capital Focused Value Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Class A Shares	694	1,047
Class C Shares	353	779
Institutional Class Shares	153	474

If you did not redeem your Class C shares, you would pay the following expenses:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years
Snow Capital Focused Value Fund Class C Shares	253	779

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance.
Principal Investment Strategies.
To achieve its investment objective, the Focused Value Fund will invest primarily in equity securities, including common and preferred stocks, convertible securities and shares of other investment companies and exchange-traded funds ("ETFs") that invest in equity securities. Under normal market conditions the Fund will invest at least 80% of its net assets in equity securities of companies with market capitalizations greater than $1 billion. With respect to its remaining assets, the Fund may invest in securities of companies of any size. In addition to equity securities, the Fund may invest up to 15% of its net assets in U.S. Government or
U.S. agency obligations. The Fund may have up to 25% of its net assets invested directly or indirectly in foreign securities, including investments in emerging markets.

The Adviser selects stocks for the Fund using a bottom-up approach that seeks to identify companies that the Adviser believes are undervalued and are likely to experience a rebound in earnings due to an event or series of events that creates a price to earnings expansion that leads to higher stock price valuations. The Fund's portfolio typically consists of 15 to 25 companies that are weighted according to the Adviser's projected return expectations. The
Adviser's disciplined investment process seeks to yield a portfolio that is amply diversified across a wide spectrum of economic classifications and sectors. In general, the Adviser may sell a stock when it reaches its target price, when the position grows too large, when the company's financial position or outlook deteriorates, when an anticipated business catalyst for the investment does not materialize as expected, or to make room in the Fund for a more attractive investment.

An important component of the Adviser's investment process is an intense focus on a company's balance sheet and cash flow statement. The Adviser's analysis of balance sheets and cash flow statements is centered on determining whether a company can sustain itself through the problems that have caused its equity valuation to fall and subsequently brought the company's stock to the Adviser's attention. The Adviser generally attempts to purchase equities for the Fund's portfolio after an event in which the company's equity valuation has fallen and business conditions are unfavorable, if not at or near a cyclical bottom. This is done in conjunction with extensive research to confirm the Adviser's opinion that a company can survive the near-term problems. While the Adviser's analysis does not eliminate the occurrence of short-term equity valuation volatility, the
Adviser believes that this process provides for a reasonable level of capital protection.
Principal Risks.
Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Focused Value Fund. The principal risks of investing in the Fund are:

o Management Risk. Risk that the Adviser's investment strategies for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

o New Fund Risk. There can be no assurance that the Fund will grow to or maintain an economically viable size.

o General Market Risk. Risk that the value of the Fund's shares will fluctuate based on the performance of the Fund's investments and other factors affecting the securities markets generally.

o Focused Fund Risk. The Fund's portfolio typically consists of investments in a limited number of companies that are weighted according to the Adviser's projected return expectations. As a result, the Fund may be more volatile than a fund that holds investments in a greater number of companies.

o Equity Market Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Preferred stocks are subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.

o Convertible Securities Risk. The market value of a convertible security performs like that of a regular debt security, that is, if market interest rates rise, the value of the convertible security falls.

o Shares of Other Investment Companies and ETFs Risk. You will indirectly bear fees and expenses charged by the underlying funds in which the Fund may invest in addition to the Fund's direct fees and expenses and, as a result, your cost of investing in the Fund will generally be higher than the cost of investing directly in the underlying fund shares. Investments in ETFs bear the risk that the market price of the ETF's shares may trade at a discount to their net asset value ("NAV") or that an active trading market for an ETF's shares may not develop or be maintained.

o Large-Cap Company Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors. Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

o Mid-Cap Company Risk. The risk that the mid-cap companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, mid-cap stocks may be more volatile than those of larger companies.

o Small-Cap Company Risk. The risk that the securities of small-cap companies may be more volatile and less liquid than the securities of companies with larger market capitalizations. Small-cap companies may not have the management experience, financial resources, product diversification and competitive strengths of large- or mid-cap companies, and, therefore, their securities tend to be more volatile than the securities of larger, more established companies.

o Foreign Securities and Emerging Markets Risks. Investing in foreign securities includes risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices, including fluctuations in foreign currencies. Countries in emerging markets are generally more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

o U.S. Government and U.S. Agency Obligations Risk. The risk that there can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) who issue or guarantee certain securities where it is not obligated to do so.
Performance.
Performance information for the Fund has not been presented because, as of the date of this Prospectus, the Fund has not been in operation for a full calendar year.